Fees and Expenses	Oct. 28, 2026
Azzad Ethical Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Ethical Fund
Expense Narrative [Text Block]

The table below describes fees and expenses that you may pay if you buy, hold, and sell shares of the Azzad Ethical Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or Service (12b-1) fees	0.15%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver/Expense Reimbursement*	(0.18)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.99%
*	Azzad Asset Management, Inc. (the “Adviser”) has agreed to contractually waive all or a portion of its fees and/or reimburse the Ethical Fund for certain operating expenses, to the extent necessary to limit the Ethical Fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Ethical Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets through December 1, 2029. These fee waivers and expense reimbursements are subject to possible recoupment from the Ethical Fund within three years from the date on which the expenses were incurred if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Ethical Fund’s Board of Trustees (the “Board”) upon 60 days’ notice.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Ethical Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ethical Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ethical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$101	$315	$547	$1,298

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Ethical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Ethical Fund’s performance. For the most recent fiscal year ended June 30, 2026, the Ethical Fund’s portfolio turnover rate was 34.18% of the average value of its portfolio.

Portfolio Turnover, Rate	34.18%
Azzad Wise Capital Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Wise Fund
Expense Narrative [Text Block]

The table below describes fees and expenses that you may pay if you buy, hold, and sell shares of the Azzad Wise Capital Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or Service (12b-1) fees	0.05%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expense Reimbursement*	(0.09)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.89%
*	Azzad Asset Management, Inc. (the “Adviser”) has agreed to contractually waive all or a portion of its fees and/or reimburse the Wise Fund for certain operating expenses, to the extent necessary to limit the Wise Fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Wise Fund invests; and litigation and other extraordinary expenses) to 0.89% of average daily net assets through December 1, 2029. These fee waivers and expense reimbursements are subject to possible recoupment from the Wise Fund within three years from the date on which the expenses were incurred if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Wise Fund’s Board of Trustees (the “Board”) upon 60 days’ notice.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Wise Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Wise Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Wise Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$91	$284	$493	$1,136

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Wise Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wise Fund’s performance. For the most recent fiscal year ended June 30, 2026, the Wise Fund’s portfolio turnover rate was 26.45% of the average value of its portfolio.

Portfolio Turnover, Rate	26.45%